Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2017
Other payables and accruals
Other payables and accruals

	2016	2017
	RMB	RMB

Accrued payroll	196,693	251,651
Accrued expenses	49,304	150,835
Advances from customers	786,078	1,182,840
Other payables	195,632	488,428
Other tax payables	281,220	296,336
Deferred revenue	37,956	81,629
Interest payable	50,210	96,502

	1,597,093	2,548,221